Reporting Segments (Details Textual) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Segment Reporting Information [Line Items]
Number of Operating Segments	2
Transmission [Member]
Segment Reporting Information [Line Items]
Construction, Operating and Maintenace Expenses	$ 0.1	$ 0.7
Gathering and Processing [Member]
Segment Reporting Information [Line Items]
Construction, Operating and Maintenace Expenses	$ 0.1	$ 0.5